Consolidated Statements Of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues (Advertising):
Third parties	$ 11,145,833	$ 15,853,948	$ 757,723
Related parties	8,076,155	701,732	279,341
Total net revenues	19,221,988	16,555,680	1,037,064
Cost of revenues (Advertising):
Third parties	(30,500,596)	(40,082,758)	(556,639)
Related parties	(379,465)	(376,302)
Total cost of revenues	(30,880,061)	(40,459,060)	(556,639)
Gross profit/(loss)	(11,658,073)	(23,903,380)	480,425
Operating expenses:
Product development	(2,692,884)
Selling and marketing	(11,817,758)	(16,195,539)	(665,131)
General and administrative	(23,401,769)	(13,507,701)	(6,465,080)
Total operating expenses	(37,912,411)	(29,703,240)	(7,130,211)
Operating loss from continuing operations	(49,570,484)	(53,606,620)	(6,649,786)
Interest income	169,854	57,464	356,167
Interest expense	(1,119,429)	(31,134)
Other income, net	1,294,135	3	1,783
Loss before income tax benefit from continuing operations	(49,225,924)	(53,580,287)	(6,291,836)
Income tax benefit	99,479	41,172	13,721
Equity in loss of affiliated company, net of tax	(263,313)
Loss from continuing operations, net of tax	(49,389,758)	(53,539,115)	(6,278,115)
Discontinued operations:
Loss from operations of discontinued operations, net of tax		(3,382,438)	(21,778,174)
Gain from disposal of discontinued operations, net of tax		4,486,786	221,899
(Loss) income from discontinued operations, net of tax		1,104,348	(21,556,275)
Net income	(49,389,758)	(52,434,767)	(27,834,390)
Less: Net loss attributable to the non-controlling interests from continuing operations	45,851	680,837	256,654
Less: Net loss attributable to the non-controlling interests and redeemable non-controlling interests from discontinued operations	0	243,666	4,182,875
Net loss attributable to Ku6 Media Co., Ltd.	(49,343,907)	(51,510,264)	(23,394,861)
Loss from continuing operations, net of tax, attributable to Ku6 Media Co., Ltd.	(49,343,907)	(52,858,278)	(6,021,461)
(Loss) income from discontinued operations, net of tax, attributable to Ku6 Media Co., Ltd.		1,348,014	(17,373,400)
Net loss attributable to Ku6 Media Co., Ltd.	(49,343,907)	(51,510,264)	(23,394,861)
Net Loss	(49,389,758)	(52,434,767)	(27,834,390)
Other comprehensive loss:
Currency translation adjustments of subsidiaries	(624,595)	(809,654)	(36,057)
Comprehensive loss	(50,014,353)	(53,244,421)	(27,870,447)
Comprehensive loss attributable to non-controlling interests and redeemable non-controlling interests	49,390	921,701	4,443,959
Comprehensive loss attributable to Ku6 Media Co., Ltd.	$ (49,964,963)	$ (52,322,720)	$ (23,426,488)
Loss per share-basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.01)	$ (0.02)	$ 0
Income (loss) from discontinued operations attributable to Ku6 Media Co., Ltd. common shareholders		$ 0	$ (0.01)
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average shares used in per share calculation-basic and diluted	4,265,277,638	3,096,421,097	2,196,291,947
Loss per ADS-basic and diluted (1ADS = 100 shares):
Loss from continuing operations attributable to Ku6 Media Co., Ltd. common shareholders	$ (1.16)	$ (1.71)	$ (0.27)
(Loss) income from discontinued operations attributable to Ku6 Media Co., Ltd. common shareholders		$ 0.04	$ (0.79)
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ (1.16)	$ (1.67)	$ (1.06)
Weighted average ADS used in per ADS calculation-basic and diluted	42,652,776	30,964,211	21,962,919